Revenues - Revenue from contracts with customers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customers:
Sales of goods under long-term contracts	$ 12,432,666	$ 4,585,337
Sales of goods in point of time	1,730,273	228,641
Other revenue:
Sale of intellectual properties (i)	3,612,090
Revenue	$ 17,775,029	$ 4,813,978